Related Party Transactions, Founder Shares and Private Placement Shares (Details) - USD ($)							1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 31, 2024	Feb. 27, 2024	Feb. 13, 2024	Feb. 28, 2023	Mar. 02, 2021	Jan. 04, 2021	Feb. 28, 2021	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2024	Jul. 30, 2024	Dec. 31, 2022	Nov. 07, 2022
Founder Shares [Abstract]
Common stock, par value (in dollars per share)									$ 0.001	$ 0.0001	$ 0.001
Private Placement Shares [Abstract]
Contribution from PIPE Financing for cash	3,287,018
CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Founder Shares [Abstract]
Common stock, par value (in dollars per share)			$ 0.01
CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] | Private Placement [Member]
Private Placement Shares [Abstract]
Holding period for transfer, assignment or sale of shares								30 days	30 days
Common Class A [Member]
Founder Shares [Abstract]
Common stock, par value (in dollars per share)	$ 0.0001
Common Class A [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Founder Shares [Abstract]
Common stock, par value (in dollars per share)			0.0001					$ 0.0001	$ 0.0001			$ 0.0001
Private Placement Shares [Abstract]
Contribution from PIPE Financing for cash		3,799,016		4,189,831
Common Class B [Member]
Founder Shares [Abstract]
Common stock, par value (in dollars per share)	$ 0.0001
Common Class B [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Founder Shares [Abstract]
Common stock, par value (in dollars per share)								$ 0.0001	$ 0.0001			$ 0.0001
Investor [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Founder Shares [Abstract]
Share price (in dollars per share)			$ 24.00
Number of trading days			20 days
Trading day threshold period			30 days
Investor [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] | Private Placement [Member]
Private Placement Shares [Abstract]
Contribution from PIPE Financing for cash					499,000
Share price (in dollars per share)					$ 10.00
Gross proceeds from private placement					$ 5,000,000.0
Investor [Member] | Common Class A [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Founder Shares [Abstract]
Common stock, par value (in dollars per share)													$ 0.0001
Number of trading days		20 days						20 days	20 days
Trading day threshold period		30 days						30 days	30 days
Threshold period after initial Business Combination		150 days
Investor [Member] | Common Class A [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] | Minimum [Member]
Founder Shares [Abstract]
Share price (in dollars per share)		$ 12.00						$ 12.00	$ 12.00
Threshold period after initial Business Combination								150 days	150 days
Investor [Member] | Common Class B [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Founder Shares [Abstract]
Proceeds from Issuance of Common Stock						$ 25,000
Shares issued (in shares)						3,737,500
Common stock, par value (in dollars per share)						$ 0.0001
Ownership interest, as converted percentage								20.00%	20.00%
Number of shares no longer subject to forfeiture (in shares)					487,500
Period to not transfer, assign or sell Founder Shares								1 year	1 year
Investor [Member] | Common Class B [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] | Maximum [Member]
Founder Shares [Abstract]
Shares subject to forfeiture (in shares)						487,500
Independent Directors [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Founder Shares [Abstract]
Shares issued (in shares)							90,000
Sponsor and Company Officers and Directors [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] | Private Placement [Member]
Private Placement Shares [Abstract]
Holding period for transfer, assignment or sale of shares								30 days	30 days